Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

(20)    Provisions

Details of provisions at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Non-current provisions (a)
Provisions for pensions and similar obligations	5,991	5,296
Other provisions	2,039	818
Non-current provisions	8,030	6,114

	Thousands of Euros
	31/12/2019	31/12/2018
Current provisions (b)
Trade provisions	53,109	80,055
Current provisions	53,109	80,055

(a)  Non-current provisions

At 31 December 2019, 2018 and 2017 provisions for pensions and similar obligations mainly comprise a provision made by certain foreign subsidiaries in respect of labor commitments with certain employees.

Movement in provisions during 2017 was as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2016	combination	Net charge	Cancellations	Reclassifications	differences	31/12/2017
Non-current provisions	5,118	23	422	(23)	290	(67)	5,763
	5,118	23	422	(23)	290	(67)	5,763

Movement in provisions during 2018 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2017	Net charge	Cancellations	Reclassifications	differences	31/12/2018
Non-current provisions	5,763	635	(565)	277	4	6,114
	5,763	635	(565)	277	4	6,114

Movement in provisions during 2019 is as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2018	Net charge	Cancellations	Reclassifications	differences	31/12/2019
Non-current provisions	6,114	1,467	(30)	464	15	8,030
	6,114	1,467	(30)	464	15	8,030

(b)  Current provisions

Movement in trade provisions during 2017 was as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2016	Combination	Net charge	Cancellations	Reclassification	differences	31/12/2017
Trade provisions	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995
	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995

Movement in trade provisions during 2018 was as follows:

	Thousands of Euros
	Balance at			Translation	Balance at
	31/12/2017	Net charge	Cancellations	differences	31/12/2018
Trade provisions	106,995	(30,668)	(290)	4,018	80,055
	106,995	(30,668)	(290)	4,018	80,055

Movement in trade provisions during 2019 is as follows:

	Thousands of Euros
	Balance at			Translation	Balance at
	31/12/2018	Net charge	Cancellations	differences	31/12/2019

Trade provisions	80,055	(25,249)	(3,142)	1,445	53,109
	80,055	(25,249)	(3,142)	1,445	53,109